Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,225,406	$ 380,000		$ 42,639	$ 938,040
Accounts Receivable, net	803,052	484,858		11,430
Prepaid Expenses	148,456	173,414		5,449
Inventory	868,663	798,273		304,012
Other receivables	93,424	90,919		7,132
Assets from discontinued operations	357,893	316,572
Total current assets	3,496,894	2,244,036		370,662
Non-current assets:
Deposit	275,694	77,686		34,915
Goodwill	5,672,823	5,672,823
Investment in Salt Tequila USA, LLC	250,000	250,000
Right of use asset, net	1,161,476	80,479		162,008
Quart Vin License, net	211,762	219,512
Property and equipment, net	641,291	681,352		37,729
Total non-current assets	8,213,045	6,981,852		234,652
Total Assets	11,709,940	9,225,888		605,314
Current Liabilities
Accounts payable	1,090,986	1,521,818		703,905
Right of use liability - current	270,771	57,478		81,502
Due to related parties	252,904	368,904		429,432
Bridge loan payable, net				2,200,000
Related party notes payable	1,331,762	1,333,333		1,505,100
Convertible bridge loan payable - current	100,000	100,000		2,202,664
Notes payable, current portion	837,477	999,736		875,000
Royalty payable		0		39,000
Revenue financing arrangements		0		45,467
Shareholder advances	416,201			46,250
Accrued interest payable	469,001	442,748		1,604,498
Accrued interest payable - related parties				546,362
Liabilities from discontinued operations	592,882	591,642
Total Current liabilities	5,361,984	5,415,659		10,279,180
Long-term Liabilities:
Notes Payable, net Of Current Portion	1,240,044	1,240,044
Right of use liability - noncurrent	890,939	25,521		82,218
Related party notes payable - non-current	332,940	666,667
Liability to issue shares in APA	1,980,000	1,980,000
Total Long-term liabilities	4,443,923	3,912,232		82,218
Total liabilities	9,805,907	9,327,891		10,361,398
Common stock, (mezzanine shares) 0 and 12,605,283 shares, contingently convertible to notes payable at March 31, 2021 and December 31, 2020		9,248,720
Deficiency in stockholders' equity:
Common Stock, $0.001 par, 150,000,000 shares authorized, 80,104,839 and 63,471,129 shares issued and outstanding, at March 31, 2021 and December 31, 2020.	80,105	63,471		44,021
Additional paid-in capital	67,855,882	52,175,541		22,095,403
Treasury Stock, $0.001 par, 136,292 shares at cost				(50,000)
Accumulated deficit	(66,031,954)	(61,589,735)		(31,845,506)
Total deficiency in stockholders' Equity	1,904,033	(9,350,724)		(9,756,083)	(7,831,132)
Total liabilities mezzanine shares and deficiency in stockholders' equity	$ 11,709,940	$ 9,225,888		605,314
Canfield [Member]
Current assets
Cash and cash equivalents				23,315	6,980
Accounts Receivable, net				309,622	300,993
Inventory				30,559	41,695
Right-of-use asset				18,718
Total current assets				382,214	349,668
Non-current assets:
Property and equipment, net				43,845	58,627
Total Assets				426,059	408,295
Current Liabilities
Accounts payable and accrued expenses				353,849	331,034
Line of credit				69,534	66,181
Right of use liability - current				18,718
Due to related parties				197,849	0
Current portion of long-term debt				3,152	8,241
Total Current liabilities				643,102	405,456
Long-term Liabilities:
Long-term debt				2,064	5,498
Total Long-term liabilities				2,064	5,498
Total liabilities				645,166	410,954
Deficiency in stockholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized; no shares issued and outstanding
Common Stock, $0.001 par, 150,000,000 shares authorized, 80,104,839 and 63,471,129 shares issued and outstanding, at March 31, 2021 and December 31, 2020.				345,515	245,515
Additional paid-in capital				160,786
Accumulated deficit				(725,408)	(248,174)
Total deficiency in stockholders' Equity				(219,107)	(2,659)
Total liabilities mezzanine shares and deficiency in stockholders' equity				426,059	408,295
Copa Di Vino Corporation [Member]
Current assets
Cash and cash equivalents			$ 145,415	62,898	52,495
Accounts Receivable, net			191,981	402,443	312,315
Prepaid Expenses			81,651	71,599	113,387
Inventory			563,989	499,741	740,820
Total current assets			983,036	1,036,681	1,219,017
Non-current assets:
Goodwill			0
Property and equipment, net			921,036	1,037,151	1,185,348
License Agreement, net			227,262	250,512	281,503
Total non-current assets			1,148,048
Total Assets			2,131,084	2,324,344	2,685,868
Current Liabilities
Accounts payable			1,175,472	1,244,764	1,139,560
Accrued expenses			381,305	415,958	401,585
Line of credit			44,755	49,000
Related party notes payable			992,710	233,426	509,329
Notes payable, current portion			249,212	543,058	211,533
Total Current liabilities			2,843,454	2,486,206	2,262,007
Long-term Liabilities:
Notes Payable, net Of Current Portion			159,900	159,917	637,722
Total liabilities			3,003,354	2,646,123	2,899,729
Deficiency in stockholders' equity:
Additional paid-in capital			4,258,399	4,258,399	4,258,399
Accumulated deficit			(5,163,104)	(4,612,613)	(4,504,695)
Total deficiency in stockholders' Equity			(872,270)	(321,779)	(213,861)
Total liabilities mezzanine shares and deficiency in stockholders' equity			2,131,084	2,324,344	2,685,868
Copa Di Vino Corporation [Member] | Voting Common Stock [Member]
Deficiency in stockholders' equity:
Common Stock, $0.001 par, 150,000,000 shares authorized, 80,104,839 and 63,471,129 shares issued and outstanding, at March 31, 2021 and December 31, 2020.			24,441	24,441	24,441
Copa Di Vino Corporation [Member] | Non-voting Common Stock [Member]
Deficiency in stockholders' equity:
Common Stock, $0.001 par, 150,000,000 shares authorized, 80,104,839 and 63,471,129 shares issued and outstanding, at March 31, 2021 and December 31, 2020.			$ 7,994	$ 7,994	$ 7,994